CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class B common stock
Shareholders' equity beginning balance (in shares) at Dec. 06, 2020				0
Shareholders' equity beginning balance at Dec. 06, 2020	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 34,500,000 Class A Ordinary Shares, net of underwriting discounts, offering costs and transaction costs allocated to warrant liability	25,000	24,137		$ 863
Issuance of Class B ordinary shares to Sponsor , Shares				8,625,000
Net income (loss)	(5,000)	0	(5,000)	$ 0
Shareholders' equity ending balance (in shares) at Dec. 31, 2020				8,625,000
Shareholders' equity ending balance at Dec. 31, 2020	20,000	24,137	(5,000)	$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,846,965)		(1,846,965)
Shareholders' equity ending balance (in shares) at Jun. 30, 2021				8,625,000
Shareholders' equity ending balance at Jun. 30, 2021	(33,496,368)	0	(33,497,231)	$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion Of Temporary Equity To Redmeption Value	(31,669,403)	(24,137)	(31,645,266)
Shareholders' equity beginning balance (in shares) at Dec. 31, 2020				8,625,000
Shareholders' equity beginning balance at Dec. 31, 2020	20,000	24,137	(5,000)	$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	755,552
Shareholders' equity ending balance (in shares) at Sep. 30, 2021				8,625,000
Shareholders' equity ending balance at Sep. 30, 2021	(30,893,851)	0	(30,894,714)	$ 863
Shareholders' equity beginning balance (in shares) at Jun. 30, 2021				8,625,000
Shareholders' equity beginning balance at Jun. 30, 2021	(33,496,368)	0	(33,497,231)	$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	2,602,517		2,602,517
Shareholders' equity ending balance (in shares) at Sep. 30, 2021				8,625,000
Shareholders' equity ending balance at Sep. 30, 2021	$ (30,893,851)	$ 0	$ (30,894,714)	$ 863